DISCLOSURE ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Financial assets:
Cash and cash equivalents - restricted	$ 623,333	$ 727,857
Carrying Amount
Financial assets:
Cash and cash equivalents - non-restricted	1,922,956	2,136,520
Cash and cash equivalents - restricted	623,333	727,857
Investments - restricted		1,024,134
Investments - non-restricted	1,718,741	3,360,773
Net finance receivables	314,671,912	331,910,518
Financial liabilities:
Amortizing term notes	187,581,690	186,230,677
Investment notes	63,907,784	67,428,441
Fair Value
Financial assets:
Cash and cash equivalents - non-restricted	1,922,956	2,136,520
Cash and cash equivalents - restricted	623,333	727,857
Investments - restricted		1,024,134
Investments - non-restricted	1,718,741	3,360,773
Net finance receivables	313,215,121	331,950,198
Financial liabilities:
Amortizing term notes	190,267,660	186,232,408
Investment notes	$ 66,986,636	$ 67,604,603